Distributions (Tables)	3 Months Ended
Mar. 31, 2024
Distributions
Schedule of distributions

Record Date	Payment Date	Distribution Per Common Share at Record Date	Distribution Per Common Share at Payment Date	Cash Distribution
For Calendar Year 2023
March 20	March 21	$0.68000	$0.68000	$17,404
			$0.68000	$17,404